Outstanding and Exercisable Share Options (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 51.35
Range Exercise Price Minimum	$ 15.84
Options Outstanding Number of Shares	2,227,700
Options Outstanding Weighted Average Remaining Contractual Life	4 years 6 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 28.00
Options Exercisable Number of Shares	1,024,550
Options Exercisable Weighted Average Exercise Price	$ 25.03
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.84
Options Outstanding Number of Shares	50,000
Options Outstanding Weighted Average Remaining Contractual Life	2 years 3 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 15.84
Options Exercisable Number of Shares	50,000
Options Exercisable Weighted Average Exercise Price	$ 15.84
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 16.80
Options Outstanding Number of Shares	90,000
Options Outstanding Weighted Average Remaining Contractual Life	4 years 9 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 16.80
Options Exercisable Number of Shares	30,000
Options Exercisable Weighted Average Exercise Price	$ 16.80
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 17.17
Options Outstanding Number of Shares	18,000
Options Outstanding Weighted Average Remaining Contractual Life	4 years 10 months 6 days
Options Outstanding Weighted Average Exercise Price	$ 17.17
Options Exercisable Number of Shares	6,000
Options Exercisable Weighted Average Exercise Price	$ 17.17
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 18.98
Options Outstanding Number of Shares	600
Options Outstanding Weighted Average Remaining Contractual Life	1 year 10 months 13 days
Options Outstanding Weighted Average Exercise Price	$ 18.98
Options Exercisable Number of Shares	600
Options Exercisable Weighted Average Exercise Price	$ 18.98
Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 19.45
Options Outstanding Number of Shares	6,000
Options Outstanding Weighted Average Remaining Contractual Life	3 years 9 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 19.45
Options Exercisable Weighted Average Exercise Price	$ 19.45
Range 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.16
Options Outstanding Number of Shares	600
Options Outstanding Weighted Average Remaining Contractual Life	3 years 10 months 13 days
Options Outstanding Weighted Average Exercise Price	$ 20.16
Options Exercisable Number of Shares	200
Options Exercisable Weighted Average Exercise Price	$ 20.16
Range 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.28
Options Outstanding Number of Shares	344,811
Options Outstanding Weighted Average Remaining Contractual Life	4 years 2 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 20.28
Options Exercisable Number of Shares	187,539
Options Exercisable Weighted Average Exercise Price	$ 20.28
Range 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.59
Options Outstanding Number of Shares	115,200
Options Outstanding Weighted Average Remaining Contractual Life	5 years 1 month 21 days
Options Outstanding Weighted Average Exercise Price	$ 20.59
Options Exercisable Number of Shares	23,400
Options Exercisable Weighted Average Exercise Price	$ 20.59
Range 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 21.25
Options Outstanding Number of Shares	19,741
Options Outstanding Weighted Average Remaining Contractual Life	1 month 13 days
Options Outstanding Weighted Average Exercise Price	$ 21.25
Options Exercisable Number of Shares	19,741
Options Exercisable Weighted Average Exercise Price	$ 21.25
Range 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.26
Options Outstanding Number of Shares	125,637
Options Outstanding Weighted Average Remaining Contractual Life	2 years 1 month 24 days
Options Outstanding Weighted Average Exercise Price	$ 22.26
Options Exercisable Number of Shares	125,637
Options Exercisable Weighted Average Exercise Price	$ 22.26
Range 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.30
Options Outstanding Number of Shares	352,793
Options Outstanding Weighted Average Remaining Contractual Life	5 years 3 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 22.30
Options Exercisable Number of Shares	113,729
Options Exercisable Weighted Average Exercise Price	$ 22.30
Range 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 23.66
Options Outstanding Number of Shares	8,720
Options Outstanding Weighted Average Remaining Contractual Life	5 years 6 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 23.66
Options Exercisable Number of Shares	3,380
Options Exercisable Weighted Average Exercise Price	$ 23.66
Range 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.25
Options Outstanding Number of Shares	50,000
Options Outstanding Weighted Average Remaining Contractual Life	3 years 2 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 24.25
Options Exercisable Number of Shares	50,000
Options Exercisable Weighted Average Exercise Price	$ 24.25
Range 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.46
Options Outstanding Number of Shares	217,907
Options Outstanding Weighted Average Remaining Contractual Life	3 years 2 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 24.46
Options Exercisable Number of Shares	145,419
Options Exercisable Weighted Average Exercise Price	$ 24.46
Range 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.20
Options Outstanding Number of Shares	2,400
Options Outstanding Weighted Average Remaining Contractual Life	3 years 4 months 17 days
Options Outstanding Weighted Average Exercise Price	$ 26.20
Options Exercisable Number of Shares	1,920
Options Exercisable Weighted Average Exercise Price	$ 26.20
Range 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.71
Options Outstanding Number of Shares	4,450
Options Outstanding Weighted Average Remaining Contractual Life	5 years 8 months 12 days
Options Outstanding Weighted Average Exercise Price	$ 26.71
Options Exercisable Number of Shares	1,780
Options Exercisable Weighted Average Exercise Price	$ 26.71
Range 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 29.45
Options Outstanding Number of Shares	3,000
Options Outstanding Weighted Average Remaining Contractual Life	3 years 3 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 29.45
Options Exercisable Number of Shares	2,400
Options Exercisable Weighted Average Exercise Price	$ 29.45
Range 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 31.49
Options Outstanding Number of Shares	11,650
Options Outstanding Weighted Average Remaining Contractual Life	6 years 1 month 28 days
Options Outstanding Weighted Average Exercise Price	$ 31.49
Options Exercisable Number of Shares	1,690
Options Exercisable Weighted Average Exercise Price	$ 31.49
Range 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 32.37
Options Outstanding Number of Shares	187,498
Options Outstanding Weighted Average Remaining Contractual Life	6 years 3 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 32.37
Options Exercisable Number of Shares	38,698
Options Exercisable Weighted Average Exercise Price	$ 32.37
Range 20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 35.33
Options Outstanding Number of Shares	211,756
Options Outstanding Weighted Average Remaining Contractual Life	1 year 1 month 24 days
Options Outstanding Weighted Average Exercise Price	$ 35.33
Options Exercisable Number of Shares	211,756
Options Exercisable Weighted Average Exercise Price	$ 35.33
Range 21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.22
Options Outstanding Number of Shares	34,630
Options Outstanding Weighted Average Remaining Contractual Life	6 years 5 months 16 days
Options Outstanding Weighted Average Exercise Price	$ 36.22
Options Exercisable Number of Shares	6,921
Options Exercisable Weighted Average Exercise Price	$ 36.22
Range 22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 37.90
Options Outstanding Number of Shares	10,300
Options Outstanding Weighted Average Remaining Contractual Life	6 years 11 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 37.90
Options Exercisable Number of Shares	2,060
Options Exercisable Weighted Average Exercise Price	$ 37.90
Range 23
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 40.83
Options Outstanding Number of Shares	111,463
Options Outstanding Weighted Average Remaining Contractual Life	7 years 4 months 21 days
Options Outstanding Weighted Average Exercise Price	$ 40.83
Options Exercisable Number of Shares	680
Options Exercisable Weighted Average Exercise Price	$ 40.83
Range 24
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 41.25
Options Outstanding Number of Shares	1,000
Options Outstanding Weighted Average Remaining Contractual Life	1 year 8 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 41.25
Options Exercisable Number of Shares	1,000
Options Exercisable Weighted Average Exercise Price	$ 41.25
Range 25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 47.03
Options Outstanding Number of Shares	82,147
Options Outstanding Weighted Average Remaining Contractual Life	7 years 2 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 47.03
Options Exercisable Weighted Average Exercise Price	$ 47.03
Range 26
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 48.67
Options Outstanding Number of Shares	163,367
Options Outstanding Weighted Average Remaining Contractual Life	7 years 2 months 16 days
Options Outstanding Weighted Average Exercise Price	$ 48.67
Options Exercisable Weighted Average Exercise Price	$ 48.67
Range 27
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 51.35
Options Outstanding Number of Shares	4,030
Options Outstanding Weighted Average Remaining Contractual Life	7 years 7 months 6 days
Options Outstanding Weighted Average Exercise Price	$ 51.35
Options Exercisable Weighted Average Exercise Price	$ 51.35